Income Tax - Components of the Net Loss Before the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (237,950)	$ (249,990)	$ (126,985)